RELATED PARTY TRANSACTIONS - U.S. Auto Related-Party Transactions (Narrative) (Details) $ in Thousands		12 Months Ended
	Mar. 02, 2022 USD ($) boardSeat	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Equity method investments		$ 437,212	$ 262,377
Santander | Line of Credit | Related Party
Related Party Transaction [Line Items]
Line of credit, unused fees		2,000,000
AutoFi, Inc.
Related Party Transaction [Line Items]
Equity method investments	$ 64,000
Ownership percentage	9.40%
Number of board seats held by the company | boardSeat	1
Total number of board seats | boardSeat	6
Impairment		$ 5,000	$ 10,000	$ 6,000
AutoFi, Inc. | Equity Investment, Common Shares
Related Party Transaction [Line Items]
Payments to acquire equity investments	$ 22,900
AutoFi, Inc. | Equity Investment, Preferred Shares
Related Party Transaction [Line Items]
Payments to acquire equity investments	$ 41,100